FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2019
Financial assets
Cash	7,047	—	—
Trade receivables	133,177	—	—
Supplier rebates and other receivables	3,584	—	—
Total financial assets	143,808	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	115,501	—	—
Interest rate swap agreements - hedge accounting applied	—	—	1,339
Borrowings (2)	464,054	—	—
Non-controlling interest put options	—	13,634	—
Total financial liabilities	579,555	13,634	1,339

December 31, 2018
Financial assets
Cash	18,651	—	—
Trade receivables	129,285	—	—
Supplier rebates and other receivables	4,823	—	—
Interest rate swap agreements - hedge accounting applied	—	—	2,266
Interest rate swap agreements - not used for hedge accounting	—	339	—
Total financial assets	152,759	339	2,266
Financial liabilities
Accounts payable and accrued liabilities (1)	133,275	—	—
Borrowings (3)	494,273	—	—
Non-controlling interest put options	—	10,499	—
Amounts due to former shareholders of Polyair (4)	1,653	—	—
Total financial liabilities	629,201	10,499	—

(1)	Excludes employee benefits and taxes payable

(2)	Excludes lease liabilities under IFRS 16

(3)	Excludes finance lease liabilities under IAS 17

(4)	Refer to Note 19 for additional information on the purchase of Polyair and the amounts due to its former shareholders.

Schedule of financial liabilities
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2019
Financial assets
Cash	7,047	—	—
Trade receivables	133,177	—	—
Supplier rebates and other receivables	3,584	—	—
Total financial assets	143,808	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	115,501	—	—
Interest rate swap agreements - hedge accounting applied	—	—	1,339
Borrowings (2)	464,054	—	—
Non-controlling interest put options	—	13,634	—
Total financial liabilities	579,555	13,634	1,339

December 31, 2018
Financial assets
Cash	18,651	—	—
Trade receivables	129,285	—	—
Supplier rebates and other receivables	4,823	—	—
Interest rate swap agreements - hedge accounting applied	—	—	2,266
Interest rate swap agreements - not used for hedge accounting	—	339	—
Total financial assets	152,759	339	2,266
Financial liabilities
Accounts payable and accrued liabilities (1)	133,275	—	—
Borrowings (3)	494,273	—	—
Non-controlling interest put options	—	10,499	—
Amounts due to former shareholders of Polyair (4)	1,653	—	—
Total financial liabilities	629,201	10,499	—

(1)	Excludes employee benefits and taxes payable

(2)	Excludes lease liabilities under IFRS 16

(3)	Excludes finance lease liabilities under IAS 17

(4)	Refer to Note 19 for additional information on the purchase of Polyair and the amounts due to its former shareholders.

Schedule of interest income and expenses relating to financial assets and financial liabilities
Total interest expense (calculated using the effective interest method) for financial assets or financial liabilities that are not at fair value through earnings are as follows for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Interest expense calculated using the effective interest rate method	31,040	19,020	8,186

Schedule of reconciliation of the carrying amount of financial instruments classified as Level 3
A reconciliation of the carrying amount of financial instruments classified within Level 3 follows for the years ended:

Non-controlling interest put options
$
Balance as of December 31, 2017	—
Non-controlling interest put options resulting from the Airtrax Acquisition	10,888
Foreign exchange	(389)
Balance as of December 31, 2018	10,499
Foreign exchange	(204)
Valuation adjustment made to non-controlling interest put options	3,339
Balance as of December 31, 2019	13,634

Schedule of sensitivity analysis of exchange risk for financial instruments
The following table details the Company’s sensitivity to a 10% strengthening of other currencies against the US dollar, and the related impact on finance costs-other expense (income), net. For a 10% weakening of the other currencies against the US dollar, there would be an equal and opposite impact on finance costs-other expense, net.
The estimated increase (decrease) to finance cost-other expense (income), net from financial assets and financial liabilities resulting from a 10% strengthening of other currencies against the US dollar, everything else being equal, would be as follows as of December 31:

	2019	2018
	USD$	USD$
Canadian dollar	482	(4,719)
Euro	(110)	(64)
Indian Rupee	(1,089)	(881)
	(717)	(5,664)

Schedule of information about items designated as hedging instruments of net investment

The changes in value related to the Senior Unsecured Notes designated as a hedging instrument, in the hedge of a net investment, are as follows for the years ended December 31:

	2019	2018
	$	$
Gain/(loss) from change in value of the Senior Unsecured Notes used for calculating hedge ineffectiveness	11,214	(10,926)
Gain/(loss) from Senior Unsecured Notes recognized in OCI	10,280	(9,421)
Gain/(loss) from hedge ineffectiveness recognized in earnings in finance costs (income) in other expense (income), net	911	(1,527)
Foreign exchange gains recognized in CTA in the statement of changes in equity	23	22
Deferred tax expense on change in value of the Senior Unsecured Notes recognized in OCI	(45)	—

The notional and carrying amounts of the Senior Unsecured Notes are as follows as of:

	December 31, 2019	December 31, 2018
	$	$
Notional Amount	250,000	250,000
Carrying Amount	245,681	245,252

The amounts related to the net investment in IPG (US) Holdings, Inc., designated as the hedged item in the hedge of a net investment, are as follows for the years ended December 31:

	2019	2018
	$	$
(Loss)/gain from change in value of IPG (US) Holdings, Inc. used for calculating hedge ineffectiveness	(10,280)	9,421

The cumulative amounts included in the foreign currency translation reserve related to the net investment in IPG (US) Holdings, Inc., designated as the hedged item in the hedge of a net investment, is as follows as of:

	December 31, 2019	December 31, 2018
	$	$
Cumulative gain (loss) included in foreign currency translation reserve in OCI	859	(9,421)
The following table summarizes activity related interest rate swap agreements designated as hedging instruments for the years ended December 31:

	2019	2018
	$	$
(Loss)/gain from change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI (1)	(3,416)	970
Deferred tax benefit on change in fair value of the interest rate swap agreements designated as hedging instruments recognized in OCI	359	463
Amounts reclassified from cash flow hedging reserve to earnings (2)	(503)	(531)

(1)	The hedging (loss)/gain recognized in OCI before tax is equal to the change in fair value used for measuring effectiveness. There is no ineffectiveness recognized in earnings.

(2)	Reclassification of unrealized gains from OCI as a result of discontinuation of hedge accounting for certain interest rate swap agreements.

The following table summarizes balances related to interest rate swap agreements designated as hedging instruments as of:

	December 31, 2019	December 31, 2018
	$	$
Carrying amount included in other liabilities	1,339	—
Carrying amount included in other assets	—	2,266
Cumulative (loss)/gain in cash flow hedge reserve, included in OCI, for continuing hedges	(1,070)	2,177
Cumulative gain remaining in cash flow hedge reserve, included in OCI, from hedging relationship for which hedge accounting no longer applies	—	313

Schedule of terms of interest swap agreements
The Company was party to the following interest rate swap agreements as of December 31, 2019:

	Effective Date	Maturity	Notional amount	Settlement	Fixed interest rate paid
Qualifying cash flow hedges:			$		%
	June 8, 2017	June 20, 2022	40,000	Monthly	1.79
	August 20, 2018	August 18, 2023	60,000	Monthly	2.045

The Company was party to the following interest rate swap agreements as of December 31, 2018:

	Effective Date	Maturity	Notional amount		Settlement	Fixed interest rate paid
Qualifying cash flow hedges:			$			%
	June 8, 2017	June 20, 2022	40,000		Monthly	1.79
	July 21, 2017	July 18, 2022	CDN$36,000	(1)	Monthly	1.6825
	August 20, 2018	August 18, 2023	60,000		Monthly	2.045
Non-qualifying cash flow hedge:
	March 18, 2015	November 18, 2019	40,000	(2)	Monthly	1.61

(1)	On December 12, 2019, the interest rate swap was terminated ahead of its maturity date of July 18, 2022 and was settled in full.

(2)	On November 18, 2019, the interest rate swap agreement matured and was settled in full.

Schedule of age of trade receivables
The following table presents an analysis of the age of trade receivables and related balance as of:

	December 31, 2019	December 31, 2018
	$	$
Current	115,853	105,556
Past due accounts not impaired
1 – 30 days past due	13,602	17,985
31 – 60 days past due	1,604	2,983
61 – 90 days past due	956	1,658
Over 90 days past due	1,162	1,103
	17,324	23,729
Allowance for expected credit loss	909	659
Gross accounts receivable	134,086	129,944

Schedule of continuity summary of the Company’s allowance for doubtful accounts
The following table presents a continuity summary of the Company’s allowance for expected credit loss as of and for the years ended December 31:

	2019	2018
	$	$
Balance, beginning of year	659	641
Additions	357	296
Recoveries	—	(38)
Write-offs	(104)	(226)
Foreign exchange	(3)	(14)
Balance, end of year	909	659

Schedule of maturity analysis for non-derivative financial liabilities
The maturity analysis for financial liabilities and finance lease liabilities is as follows for the years ended:

	Non-controlling interest put options	Borrowings (1)	Interest on borrowings (1)	Lease liabilities under IFRS 16	Interest on Lease liabilities under IFRS 16	Accounts payable and accrued liabilities (2)	Total
	$	$	$	$	$	$	$
December 31, 2019
Current maturity	—	20,235	25,861	6,084	2,586	115,501	170,267
2021	—	16,399	25,295	6,057	2,218	—	49,969
2022	—	18,050	24,770	8,271	1,793	—	52,884
2023	—	164,236	20,660	5,885	1,384	—	192,165
2024	—	550	17,792	4,082	1,044	—	23,468
2025 and thereafter	13,634	250,825	31,014	14,377	3,555	—	313,405
	13,634	470,295	145,392	44,756	12,580	115,501	802,158

	Non-controlling interest put options	Borrowings (3)	Interest on Borrowings (3)	Finance lease liabilities under IAS 17	Interest on Finance lease liabilities under IAS 17	Accounts payable and accrued liabilities (2)	Total
	$	$		$		$	$
December 31, 2018
Current maturity	—	12,948	29,548	1,440	187	133,275	177,398
2020	—	13,631	29,360	686	153	—	43,830
2021	—	17,006	28,599	558	130	—	46,293
2022	—	18,780	28,005	2,861	53	—	49,699
2023	—	188,223	22,003	133	3	—	210,362
2024 and thereafter	10,499	250,826	48,806	34	—	—	310,165
	10,499	501,414	186,321	5,712	526	133,275	837,747

(1)	Excludes lease liabilities under IFRS 16

(2)	Excludes employee benefits and taxes payable

(3)	Excludes finance lease liabilities under IAS 17

Schedule of the Company's capital structure
The capital structure of the Company consists of cash, borrowings and equity. A summary of the Company’s capital structure is as follows for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Cash	7,047	18,651
Borrowings and lease liabilities	508,810	499,985
Total equity	272,228	261,428